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                                                     April 17, 2006



Securities & Exchange Commission
450 Fifth Street
Washington, DC 20549

RE:      NATIONAL PATENT DEVELOPMENT CORPORATION FORM 10-K
         FOR THE YEAR ENDED DECEMBER 31, 2005

Gentlemen:

         On behalf of National Patent Development Corporation (the "Company"), transmitted herewith for filing is the Company's Form 10-K for the year ended December 31, 2005, with exhibits.

                                                     Very truly yours,



                                                     Lydia M. DeSantis
                                                     Corporate Secretary

cc:   NASDAQ